Cover Page	Dec. 15, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 15, 2020
Entity Registrant Name	WESTERN MIDSTREAM OPERATING, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34046
Entity Tax Identification Number	26-1075808
Entity Address, Address Line One	9950 Woodloch Forest Drive
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	832
Local Phone Number	636-1009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001414475
Amendment Flag	false